Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS

The following are the significant events that took place subsequent to June 30, 2023:

A.	On July 24, 2023 the Company’s ordinary shares were voluntarily delisted from Tel Aviv stock exchange. The Company’s ordinary shares will continue to be traded on the Nasdaq Capital Market.